Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 207		$ 217	$ 217
Operating expenses
General and administration expenses	291,046	312,647	1,251,299	908,022	1,132,785	964,747
Research and development	80,318	42,100	230,608	113,662	165,621	411,014
Total operating expenses	371,364	354,747	1,481,907	1,021,684	1,298,406	1,375,761
Net loss from operations	(371,364)	(354,540)	(1,481,907)	(1,021,467)	(1,298,189)	(1,375,761)
Other income (expense)
Interest income	2,000		6,000
Other income			2,333
Inducement expense		(377,774)		(897,774)	(1,004,574)	(517,454)
Finance expense				(677,130)	(677,130)
Interest expense	(32,643)	(16,815)	(59,203)	(38,612)	(56,794)	(15,714)
Loss on extinguishment of debt			(117,217)
Change in fair value of derivative liability	630,586		803,315
Amortization of debt discount	(197,327)		(312,456)	(15,000)	(15,000)	(469,514)
Total other income (expense)	402,616	(394,589)	322,772	(1,628,516)	(1,753,498)	(1,002,682)
Net income (loss) before taxes	31,252	(749,129)	(1,159,135)	(2,649,983)	(3,051,687)	(2,378,443)
Income tax benefit
Income (loss) from continuing operations	31,252	(749,129)	(1,159,135)	(2,649,983)	(3,051,687)	(2,378,443)
Loss from discontinued operation, net of tax		(136,813)		(211,030)	34,803	(78,107)
Net income (loss)	$ 31,252	$ (885,942)	$ (1,159,135)	$ (2,861,013)	$ (3,016,884)	$ (2,456,550)
Basic income (loss) from continuing operations per common share (in Dollars per share)	$ 0.02	$ (0.47)	$ (0.72)	$ (1.68)	$ (1.92)	$ (0.83)
Diluted loss from continuing operations per common share (in Dollars per share)	0	(0.47)	(0.72)	(1.68)	(1.92)	(0.83)
Basic income (loss) from discontinued operations per common share (in Dollars per share)		(0.09)		(0.13)	0.02	(0.03)
Diluted income from discontinued operations per common share (in Dollars per share)		(0.09)		(0.13)	0.02	(0.03)
Basic income (loss) per common share (in Dollars per share)	0.02	(0.56)	(0.72)	(1.81)	(1.9)	(0.86)
Diluted loss per common share (in Dollars per share)	0	(0.56)	(0.72)	(1.81)	(1.9)	(0.86)
Diluted loss from discontinued operations per common share (in Dollars per share)		$ (0.09)		$ (0.13)	$ 0.02	$ (0.03)
Weighted average number of common shares outstanding, basic (in Shares)	1,619,611	159,364,580	161,573,906	157,940,477	1,586,068	2,865,638
Weighted average number of common shares outstanding, diluted (in Shares)	8,619,611	159,364,580	161,573,906	157,940,477	1,586,068	2,865,638